PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
PROPERTY AND EQUIPMENT

	December 31,
	2011	2012
Cost:

Computers and peripheral equipment	$21,844	$23,463
Office furniture and equipment	10,299	10,652
Leasehold improvements	2,302	2,336

	34,445	36,451
Accumulated depreciation:

Computers and peripheral equipment	20,305	21,556
Office furniture and equipment	9,169	9,473
Leasehold improvements	1,603	1,803

	31,077	32,832

Depreciated cost	$3,368	$3,619